UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:

Funds Investor Services 1-800-822-5544
                         or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: May 31
Date of reporting period: November 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)
November 30, 2009

GOVERNMENT PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 101.5%

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 73.4%
	U.S. Government Agencies — 65.6%
	Federal Farm Credit Bank (FFCB):
	Notes:
$75,000,000	1.200% due 12/15/09(a)	$75,009,541
60,500,000	0.360% due 12/21/09(a)	60,467,819
25,000,000	0.730% due 1/4/10(a)	25,000,000
75,000,000	0.370% due 3/5/10(a)	75,000,000
250,000,000	0.360% due 3/12/10(a)	250,056,480
100,000,000	0.320% due 4/28/10(a)	100,000,000
50,000,000	4.750% due 5/7/10	50,984,467
100,000,000	0.600% due 7/15/10(a)	99,993,750
50,000,000	0.900% due 7/16/10(a)	50,000,000
150,000,000	0.500% due 7/23/10(a)	149,640,134
80,000,000	0.170% due 7/27/10(a)	79,999,568
110,000,000	0.191% due 7/28/10(a)	110,000,000
250,000,000	0.270% due 8/10/10(a)	249,964,979
97,000,000	0.840% due 9/17/10(a)	96,569,296
75,000,000	0.240% due 11/15/10(a)	75,000,000
50,000,000	0.487% due 12/23/10(a)	50,000,000
50,000,000	0.477% due 1/20/11(a)	50,000,000
100,000,000	0.200% due 2/7/11(a)	99,999,992
99,750,000	0.250% due 3/23/11(a)	99,750,000
50,000,000	0.190% due 5/17/11(a)	49,985,182
25,000,000	0.500% due 7/27/11(a)	25,000,000
92,000,000	0.279% due 9/15/11(a)	91,983,360
100,000,000	0.320% due 9/23/11(a)	100,000,000
	Discount Notes:
75,000,000	1.678% due 12/2/09(b)	74,996,562
30,000,000	0.806% due 12/21/09(b)	29,986,667
40,000,000	0.705% due 12/22/09(b)	39,983,667
25,000,000	0.786% due 1/5/10(b)	24,981,042
100,000,000	Notes, 0.930% due 2/19/10(a)	99,984,608
	Federal Home Loan Bank (FHLB):
	Notes:
450,000,000	0.083% due 12/17/09(a)	449,982,607
100,000,000	0.191% due 1/13/10(a)	99,972,022
50,000,000	0.310% due 2/5/10	49,997,520
160,000,000	0.180% due 5/4/10	159,965,138
150,000,000	0.083% due 6/29/10(a)	150,000,000
25,000,000	0.240% due 7/9/10(a)	25,006,121
92,000,000	0.184% due 5/2/11(a)	91,881,734
	Discount Notes:
50,000,000	0.160% due 12/2/09(b)	49,999,778
58,000,000	0.351% due 12/4/09(b)	57,998,308
105,000,000	0.175% due 12/8/09(b)	104,996,427

See Notes to Financial Statements.

Government Portfolio 2009 Semi-Annual Report | 21

Schedule of investments (unaudited) continued
November 30, 2009

GOVERNMENT PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 65.6% continued
$45,000,000	0.145% due 12/16/09(b)	$44,997,281
15,000,000	0.145% due 12/18/09(b)	14,998,973
52,016,000	0.110% - 0.815% due 12/30/09(b)	51,997,294
16,200,000	0.115% due 1/8/10(b)	16,198,034
5,000,000	0.115% due 1/11/10(b)	4,999,345
50,000,000	0.512% due 1/12/10(b)	49,970,250
153,893,000	0.110% - 0.115% due 1/13/10(b)	153,872,757
40,000,000	0.512% due 1/15/10(b)	39,974,500
134,000,000	0.110% - 0.320% due 1/20/10(b)	133,967,868
82,000,000	0.100% due 2/5/10(b)	81,984,966
50,000,000	0.240% due 3/15/10(b)	49,965,333
2,000,000	0.190% due 4/23/10(b)	1,998,491
25,000,000	0.180% due 4/30/10(b)	24,981,250
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
75,000,000	0.140% due 12/1/09(b)(c)	75,000,000
200,000,000	0.300% due 12/15/09(b)(c)	199,976,667
150,000,000	0.130% - 0.275% due 12/21/09(b)(c)	149,985,139
8,500,000	0.145% due 12/22/09(b)(c)	8,499,281
125,000,000	0.502% due 12/31/09(b)(c)	124,947,917
148,008,000	0.331% due 1/6/10(b)(c)	147,959,157
75,000,000	0.877% due 1/8/10(b)(c)	74,931,125
75,000,000	0.310% - 0.321% due 1/19/10(b)(c)	74,967,674
47,486,000	0.305% - 0.321% due 1/20/10(b)(c)	47,465,155
25,000,000	0.305% due 1/25/10(b)(c)	24,988,351
50,000,000	0.351% due 2/2/10(b)(c)	49,969,375
100,000,000	0.105% due 2/16/10(b)(c)	99,977,542
152,000,000	0.250% due 3/22/10(b)(c)	151,882,834
100,000,000	0.245% due 3/23/10(b)(c)	99,923,778
350,000,000	0.170% - 0.190% due 4/12/10(b)(c)	349,763,500
83,210,000	0.190% due 4/19/10(b)(c)	83,148,956
50,000,000	0.190% due 4/26/10(b)(c)	49,961,472
100,000,000	0.180% due 5/17/10(b)(c)	99,916,500
50,000,000	0.210% due 5/25/10(b)(c)	49,948,958
	Notes:
100,000,000	0.122% due 12/7/09(a)(c)	99,994,047
50,000,000	0.184% due 7/12/10(a)(c)	50,000,000
50,000,000	0.184% due 7/14/10(a)(c)	49,997,581
100,000,000	0.314% due 9/3/10(a)(c)	99,977,276
50,000,000	0.256% due 9/24/10(a)(c)	50,032,125
50,000,000	0.350% due 4/1/11(a)(c)	50,075,420
28,430,000	0.334% due 4/7/11(a)(c)	28,465,536
163,184,000	0.189% due 5/4/11(a)(c)	163,092,576
56,126,000	0.158% due 5/5/11(a)(c)	56,097,749

See Notes to Financial Statements.

22 | Government Portfolio 2009 Semi-Annual Report

GOVERNMENT PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 65.6% continuned
	Federal National Mortgage Association (FNMA):
	Discount Notes:
$259,700,000	0.160% - 0.175% due 12/17/09(b)(c)	$259,680,622
100,000,000	0.160% - 0.461% due 12/21/09(b)(c)	99,982,778
50,655,000	0.431% due 12/22/09(b)(c)	50,642,294
122,632,000	0.542% - 0.582% due 12/28/09(b)(c)	122,581,134
150,000,000	0.135% - 0.542% due 12/29/09(b)(c)	149,968,500
272,750,000	0.110% - 0.522% due 12/30/09(b)(c)	272,708,512
100,000,000	0.421% - 0.603% due 12/31/09(b)(c)	99,957,500
25,000,000	0.315% due 1/6/10(b)(c)	24,992,125
100,000,000	0.310% due 1/11/10(b)(c)	99,964,694
31,025,000	0.115% - 0.300% due 1/13/10(b)(c)	31,015,877
75,000,000	0.321% due 1/14/10(b)(c)	74,970,667
150,000,000	0.100% due 1/19/10(b)(c)	149,979,583
75,000,000	0.300% - 0.310% due 1/20/10(b)(c)	74,968,403
87,000,000	0.300% due 1/27/10(b)(c)	86,958,675
200,000,000	0.130% due 3/1/10(b)(c)	199,935,001
40,000,000	0.155% due 3/31/10(b)(c)	39,979,333
58,500,000	0.190% due 4/14/10(b)(c)	58,458,628
465,000,000	0.175% - 0.190% due 4/21/10(b)(c)	464,673,447
75,917,000	0.180% due 4/28/10(b)(c)	75,860,821
	Notes:
50,000,000	0.233% due 1/21/10(a)(c)	50,000,000
50,000,000	3.250% due 2/10/10(c)	50,280,508
35,000,000	4.750% due 3/12/10(c)	35,446,792
100,000,000	0.174% due 7/13/10(a)(c)	99,993,857
100,000,000	0.228% due 8/5/10(a)(c)	99,967,148

	Total U.S. Government Agencies	9,677,955,701

	U.S. Government Obligations — 7.8%
	U.S. Treasury Notes:
50,000,000	3.500% due 12/15/09	50,060,536
37,500,000	3.625% due 1/15/10	37,659,549
200,000,000	3.500% due 2/15/10	201,317,592
215,000,000	1.750% due 3/31/10	216,109,761
519,000,000	2.125% due 4/30/10	523,192,701
50,000,000	3.875% due 9/15/10	51,384,487
70,000,000	1.250% due 11/30/10	70,632,256

	Total U.S. Government Obligations	1,150,356,882

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS	10,828,312,583

See Notes to Financial Statements.

Government Portfolio 2009 Semi-Annual Report | 23

Schedule of investments (unaudited) continued
November 30, 2009

GOVERNMENT PORTFOLIO
FACE AMOUNT	SECURITY	VALUE

	U.S. Treasury Bills — 11.9%
	U.S. Treasury Bills:
$50,000,000	0.346% due 12/10/09(b)	$49,995,688
50,000,000	0.709% due 12/17/09(b)	49,984,333
250,000,000	0.075% due 1/14/10(b)	249,977,084
50,000,000	0.285% due 2/11/10(b)	49,971,500
50,000,000	0.275% due 2/18/10(b)	49,969,826
25,000,000	0.705% due 3/11/10(b)	24,951,389
450,000,000	0.195% - 0.200% due 3/25/10(b)	449,718,167
78,525,000	0.150% due 4/8/10(b)	78,483,120
100,000,000	0.155% due 4/15/10(b)	99,941,875
150,000,000	0.175% - 0.185% due 4/29/10(b)	149,889,285
200,000,000	0.150% due 5/13/10(b)	199,864,167
100,000,000	0.150% due 5/27/10(b)	99,926,250
125,000,000	0.150% due 6/3/10(b)	124,905,209
75,000,000	0.502% due 6/10/10(b)	74,801,042

	TOTAL U.S. TREASURY BILLS	1,752,378,935

	Repurchase Agreements — 16.2%
500,000,000	Bank of America N.A., tri-party repurchase agreement, dated 11/30/09,
	0.140% due 12/1/09; Proceeds at maturity - $500,001,944 (Fully
	collateralized by various U.S. government agency obligations, 0.000%
	to 3.125% due 2/11/10 to 5/15/19; Market value - $510,000,033)	500,000,000
1,300,000,000	Barclays Capital Inc., tri-party repurchase agreement dated, 11/30/09,
	0.150% due 12/1/09; Proceeds at maturity - $1,300,005,417; (Fully
	collateralized by various U.S. government obligations, 2.750% to
	4.625% due 10/31/11 to 10/31/13; Market value - $1,326,000,018)	1,300,000,000
579,878,000	Deutsche Bank Securities Inc., tri-party repurchase agreement,
	dated 11/30/09, 0.160% due 12/1/09; Proceeds at maturity -
	$579,880,577 (Fully collateralized by various U.S. government
	agency obligations, 0.750% to 5.000% due 1/29/10 to 5/11/17;
	Market value - $591,475,756)	579,878,000

	Total Repurchase Agreements	2,379,878,000

	TOTAL INVESTMENTS — 101.5% (Cost — $14,960,569,518#)	14,960,569,518
	Liabilities in Excess of Other Assets — (1.5)%	(218,119,313)

	TOTAL NET ASSETS — 100.0%	$14,742,450,205

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2009.
(b)	Rate shown represents yield-to-maturity.
(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae (FNMA) and Freddie Mac (FHLMC) into conservatorship.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

24 | Government Portfolio 2009 Semi-Annual Report

Statement of assets and liabilities (unaudited)

Government Portfolio
November 30, 2009

ASSETS:
Investments, at value	$12,580,691,518
Repurchase agreements, at value	2,379,878,000
Cash	647
Interest receivable	8,118,911

Total Assets	14,968,689,076

LIABILITIES:
Payable for securities purchased	224,831,459
Investment management fee payable	1,282,104
Trustees’ fees payable	26,094
Accrued expenses	99,214

Total Liabilities	226,238,871

TOTAL NET ASSETS	$14,742,450,205

REPRESENTED BY:
Paid-in capital	$14,742,450,205

See Notes to Financial Statements.

Government Portfolio 2009 Semi-Annual Report | 25

Statement of operations (unaudited)

Government Portfolio
For the Six Months Ended November 30, 2009

INVESTMENT INCOME:
Interest	$29,629,733

EXPENSES:
Investment management fee (Note 2)	7,342,420
Trustees’ fees	112,699
Legal fees	109,444
Custody fees	23,576
Audit and tax	13,707
Miscellaneous expenses	22,303

Total Expenses	7,624,149
Less: Fee waivers and/or expense reimbursements (Note 2)	(281,729)

Net Expenses	7,342,420

NET INVESTMENT INCOME	22,287,313

NET REALIZED GAIN ON INVESTMENTS	9,943

INCREASE IN NET ASSETS FROM OPERATIONS	$22,297,256

See Notes to Financial Statements.

26 | Government Portfolio 2009 Semi-Annual Report

Statements of changes in net assets

Government Portfolio

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2009 (unaudited) AND THE PERIOD ENDED MAY 31, 2009†	NOVEMBER 30	MAY 31

OPERATIONS:
Net investment income	$22,287,313	$17,887,896
Net realized gain	9,943	102,441

Increase in Net Assets From Operations	22,297,256	17,990,337

CAPITAL TRANSACTIONS:
Proceeds from contributions	14,573,982,239	14,689,469,208
Value of withdrawals	(12,242,503,709)	(2,318,785,126)

Increase in Net Assets From Capital Transactions	2,331,478,530	12,370,684,082

INCREASE IN NET ASSETS	2,353,775,786	12,388,674,419

NET ASSETS:
Beginning of period	12,388,674,419	—

End of period	$14,742,450,205	$12,388,674,419

† For the period March 2, 2009 (inception date) to May 31, 2009.

See Notes to Financial Statements.

Government Portfolio 2009 Semi-Annual Report | 27

Financial highlights

Government Portfolio

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED MAY 31, UNLESS OTHERWISE NOTED:
	2009[1]	2009[2]

NET ASSETS, END OF PERIOD (MILLIONS)	$14,742	$12,389

Total return[3]	0.16%	0.26%

RATIOS TO AVERAGE NET ASSETS:

Gross expenses[4]	0.10%	0.11%
Net expenses[4,5,6]	0.10	0.10
Net investment income[4]	0.30	0.65

[1]	For the six months ended November 30, 2009 (unaudited).

[2]	For the period March 2, 2009 (inception date) to May 31, 2009.

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of shares will not exceed 0.10%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28 | Government Portfolio 2009 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Government Portfolio (the “Portfolio”), is a no-load, diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At November 30, 2009, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through January 19, 2010, the issuance date of the financial statements.

(a) Investment valuation. In accordance with rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by rule 2a-7 under the 1940 Act.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (formerly, Statement of Financial Accounting Standards No. 157 ) (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

Government Portfolio 2009 Semi-Annual Report | 29

Notes to financial statements (unaudited) continued

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Short-term investments†	—	$14,960,569,518	—	$14,960,569,518

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

30 | Government Portfolio 2009 Semi-Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

During the six months ended November 30, 2009, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

During the six months ended November 30, 2009, LMPFA waived a portion of its fee in the amount of $281,729.

The manager is permitted to recapture amounts, which have been previously forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below an expense limitation (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (formerly, Statement of Financial Accounting Standards No. 161) (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2009, the Portfolio did not invest in Swaps, Options or Futures and does not have any current intention to do so in the future.

Government Portfolio 2009 Semi-Annual Report | 31

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date:	January 28, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date:	January 28, 2010

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Master Portfolio Trust

Date:	January 28, 2010